Financial instruments - Measurement of fair values hierarchy levels (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 40,804	$ 10,612
Investments in equity securities	21,417	14,807
Derivative liabilities	(23,414)	(58,885)
Long-term debt	(1,494,471)	(1,493,327)
Net financial instruments	(1,455,664)	(1,526,793)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	39,984	4,065
Derivative liabilities	(5,624)	(29,231)
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	820	6,547
Derivative liabilities	(970)
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(16,820)	(29,654)
Share purchase options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(29,654)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities	21,417	14,807
Net financial instruments	21,417	14,807
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	(1,652,230)	(1,721,805)
Net financial instruments	(1,634,840)	(1,770,078)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	39,984	4,065
Derivative liabilities	(5,624)	(29,231)
Level 2 of fair value hierarchy [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	820	6,547
Derivative liabilities	(970)
Level 2 of fair value hierarchy [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(16,820)
Level 2 of fair value hierarchy [member] | Share purchase options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(29,654)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities	21,417	14,807
Long-term debt	(1,652,230)	(1,721,805)
Net financial instruments	(1,613,423)	(1,755,271)
Fair value [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	39,984	4,065
Derivative liabilities	(5,624)	(29,231)
Fair value [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	820	6,547
Derivative liabilities	(970)
Fair value [member] | Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	$ (16,820)
Fair value [member] | Share purchase options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		$ (29,654)